Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
5. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	December 31,
	2021	2020
Contract assets	$85,018	$—
Insurance recovery receivable	136,250
Prepaid employee benefits	2,000	10,722
Prepaid rent	—	11,201
Other	47,380	17,770

Prepaid expenses and other current assets	$270,648	$39,693